Share-based compensation arrangements - Summary of share options activities and restricted share units activities (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding as of January 1 | $ / shares		$ 0.9	$ 0.9	$ 0.6
Granted | $ / shares		2.7	1.2	1.2
Expired | $ / shares		0.8	0.6	0.5
Forfeited | $ / shares		1.2	0.9	0.7
Outstanding as of December 31 | $ / shares	$ 1.2	1.2	$ 0.9	$ 0.9
Exercisable as of December 31 | $ / shares	$ 1.2	$ 1.2
Outstanding as of January 1		109,142,239	103,897,771	53,564,010
Granted		16,276,585	10,834,516	57,443,348
Forfeited		(2,923,088)	(4,654,713)	(6,047,037)
Vested	(8,879,402)
Outstanding as of December 31	121,852,549	121,852,549	109,142,239	103,897,771
Exercisable as of December 31	84,685,936	84,685,936
Expired		(643,187)	(935,335)	(1,062,550)
2018 Share Plan Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding as of January 1		194,035,796	194,569,490	194,569,490
Granted		20,281,568
Forfeited		(470,649)	(533,694)
Vested		(207,065,147)
Outstanding as of December 31	6,781,568	6,781,568	194,035,796	194,569,490